Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 2,094,816	$ 2,130,302
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,504,705	693,502
Trade payables | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Trade payables | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	385,178	1,159,212
Accrued liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Accrued liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,038	2,076
Shareholder loan | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Shareholder loan | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	203,895	275,512
Customer deposits and contract liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	0	0
Customer deposits and contract liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 0	$ 0